Preferred Units - Summary Of Preferred Units (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Units Issuance and Outstanding	5,750,000	0
BETTER THERAPEUTICS OPCO [Member] | Series Seed Preferred Units [Member]
Temporary Equity [Line Items]
Units Authorized			1,066,667
Units Issuance and Outstanding			1,066,667
Aggregate liquidation Preference			$ 2,000
BETTER THERAPEUTICS OPCO [Member] | Series A Preferred Units [Member]
Temporary Equity [Line Items]
Units Authorized			5,500,000
Units Issuance and Outstanding			4,999,807
Aggregate liquidation Preference			$ 24,646
BETTER THERAPEUTICS OPCO [Member] | Preferred Units [Member]
Temporary Equity [Line Items]
Units Authorized			6,566,667
Units Issuance and Outstanding			6,066,474
Aggregate liquidation Preference			$ 26,646